SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO and Chief Executive Buyout	12 Months Ended
	Dec. 31, 2021 share	Dec. 31, 2020	Dec. 31, 2019
Chief Financial Officer buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding at 1 January (in shares)	1,810,712	3,268,460
Granted (in shares)			4,086,632
Exercised (in shares)	(1,124,627)	(1,457,748)
Outstanding at 31 December (in shares)	686,085	1,810,712	3,268,460
Group Chief Executive buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Granted (in shares)	8,301,708
Exercised (in shares)	(856,921)
Outstanding at 31 December (in shares)	7,444,787